Registration No. 33-12381
                                        File No. 811-5047

             SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549
                           FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933[ X ]

               Pre-Effective Amendment No.    __       [   ]

              Post-Effective Amendment No.    10       [ X ]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
                           OF 1940                     [   ]

               Amendment No.                   __      [   ]

                   TAX-FREE FUND OF COLORADO
       (Exact Name of Registrant as Specified in Charter)

                 380 Madison Avenue, Suite 2300
                    New York, New York 10017
            (Address of Principal Executive Offices)

                          (212) 697-6666
                (Registrant's Telephone Number)

                        EDWARD M.W. HINES
                 Hollyer, Brady, Smith, Troxell,
                 Barrett, Rockett, Hines & Mone
                  551 Fifth Avenue, 27th Floor
                     New York, New York 10176
            (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
 ___
[_X_] immediately upon filing pursuant to paragraph (b) [___] on (date) pursuant to paragraph (b)
[___] 60 days after filing pursuant to paragraph (a)(i) [___] on (date) pursuant to paragraph (a)(i)
[___] 75 days after filing pursuant to paragraph (a)(ii) [___] on (date) pursuant to paragraph (a)(ii) of Rule 485. [___] This post-effective amendment designates a new effec-
       tive date for a previous post-effective amendment.

                  TAX-FREE FUND OF COLORADO
                 INCORPORATION BY REFERENCE

All information contained in Registrant's Registration Statement on Form N-1A, as previously amended through Post-Effective
Amendment No. 9 under the Securities Act of 1933 and Post-Effective Amendment No. 10 under the Investment Company Act of 1940 dated
April 30, 1995, is incorporated by reference without change.


                        Tax-Free Fund of Colorado
                     Calculation of Registration Fee



                             Proposed     Proposed     Amount
Title of                     Maximum      Maximum      of
Securities    Amount         Offering     Aggregate    Registration
Being         Being          Price        Offering     Fee
Registered    Registered     Per Share *  Price **

Capital       Indefinite***   N/A          N/A          N/A
Stock
par value
$.01

Capital       248,322         $11.01       $2,734,030    $100
Stock
par value
$.01


* Computed under Rule 457(d) on the basis of the offering price per share at the close of business on December 1, 1995.

** Registrant elects to calculate the maximum aggregate offering price pursuant to Rule 24e-2. $ 37,981,459 of shares was redeemed during the fiscal year ended December 31, 1994, of which $ 28,909,776 of shares was used for reduction pursuant to paragraph (c) of Rule 24f-2 during the current year and $ 2,444,030 of shares (representing the balance after giving effect to reduction of $6,627,653 in value of shares issued in connection with dividend reinvestment plans) are being utilized for purpose of reduction pursuant to paragraph (a). An additional $290,000 of shares are being registered for $100.

*** Registrant has registered an indefinite number or amount of securities under the 1933 Act pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Rule 24f-2 Notice for Registrant's most recent fiscal year ended December 31, 1994 was filed on February 14, 1995.

                            SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 6th day of December, 1995.

                                   TAX-FREE FUND OF COLORADO
                                   (Registrant)


                                      /s/Lacy B. Herrmann
                                   By___________________________
                                     Lacy B. Herrmann, President
                                     and Chairman of the Board


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement or Amendment has been signed below by the following persons in the capacities and on the date indicated.

   SIGNATURE                     TITLE                   DATE


/s/Lacy B. Herrmann                                     12/6/95
______________________    President, Chairman of      ___________
Lacy B. Herrmann          the Board and Trustee
                          (Principal Executive
                          Officer)
/s/Tucker Hart Adams                                    12/6/95
______________________       Trustee                  ___________
Tucker Hart Adams

/s/Arthur K. Carlson                                    12/6/95
______________________       Trustee                  ___________
Arthur K. Carlson

/s/William M. Cole                                      12/6/95
______________________       Trustee                  ___________
William M. Cole

/s/Anne J. Mills                                        12/6/95
______________________       Trustee                  ___________
Anne J. Mills

/s/John G. Welles                                       12/6/95
______________________       Trustee                  ___________
John G. Welles

/s/Rose F. Marotta                                      12/6/95
______________________    Chief Financial Officer     ___________
Rose F. Marotta           (Principal Financial and
                          Accounting Officer)

                   TAX-FREE FUND OF COLORADO
                        EXHIBIT INDEX

Exhibit      Exhibit
Number       Name

 23          Opinion and consent of counsel to the
             Fund regarding Rule 24e-2 matters

 27          Financial Data Schedule